Revenues - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transaction price allocated to remaining performance obligations [line items]
Deferred revenue, beginning of period	$ 815	$ 937
Transfer to assets held for sale	209
Revenue recognized in deferred revenue	727
Non-current deferred revenue	0	$ 38
Amortization of deferred commissions	117
Aggregate amount of transaction price allocated to remaining performance obligations	15,300
Later than three year to 2048 [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Aggregate amount of transaction price allocated to remaining performance obligations, per year	$ 325
Refinitiv [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Percentage of ownership held	45.00%